Document and Entity Information	Nov. 04, 2019
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2018
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Nov. 04, 2019
Document Effective Date	Nov. 04, 2019
Prospectus Date	Mar. 01, 2019
Entity Inv Company Type	N-1A
Eaton Vance Floating-Rate Advantage Fund | Advisers Class
Risk/Return:
Trading Symbol	EVFAX
Eaton Vance Floating-Rate Advantage Fund | Class A
Risk/Return:
Trading Symbol	EAFAX
Eaton Vance Floating-Rate Advantage Fund | Class C
Risk/Return:
Trading Symbol	ECFAX
Eaton Vance Floating-Rate Advantage Fund | Class I
Risk/Return:
Trading Symbol	EIFAX
Eaton Vance Floating-Rate Advantage Fund | Class R6
Risk/Return:
Trading Symbol	EFRRX
Eaton Vance Floating-Rate Fund | Advisers Class
Risk/Return:
Trading Symbol	EABLX
Eaton Vance Floating-Rate Fund | Class A
Risk/Return:
Trading Symbol	EVBLX
Eaton Vance Floating-Rate Fund | Class C
Risk/Return:
Trading Symbol	ECBLX
Eaton Vance Floating-Rate Fund | Class I
Risk/Return:
Trading Symbol	EIBLX
Eaton Vance Floating-Rate Fund | Class R6
Risk/Return:
Trading Symbol	ESBLX
Eaton Vance Floating-Rate & High Income Fund | Advisers Class
Risk/Return:
Trading Symbol	EAFHX
Eaton Vance Floating-Rate & High Income Fund | Class A
Risk/Return:
Trading Symbol	EVFHX
Eaton Vance Floating-Rate & High Income Fund | Class C
Risk/Return:
Trading Symbol	ECFHX
Eaton Vance Floating-Rate & High Income Fund | Class I
Risk/Return:
Trading Symbol	EIFHX
Eaton Vance Floating-Rate & High Income Fund | Class R6
Risk/Return:
Trading Symbol	ESFHX